Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives	12 Months Ended
Sep. 30, 2022
Software [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Intangible assets	3 years
Patent [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Intangible assets	10 years